John Mahon 202.729.7477	Writer's E-mail Address John.Mahon@srz.com

November 6, 2020

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:	Deer Lane ETF Trust

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Deer Lane ETF Trust (the "Trust"), we are transmitting for filing with the Securities and Exchange Commission the Trust's Notification of Registration on Form N-8A pursuant to the Investment Company Act of 1940, as amended, as well as a related Registration Statement on Form N-1A (the "Registration Statement"). The Registration Statement also pertains to the registration of the offer and sale of shares of Deer Lane Large Cap Blend ETF, currently the only series of the Trust, under the Securities Act of 1933, as amended.

The Registration Statement presently omits certain agreements, financial statements and other documents that are required by Form N-1A to be contained in the Registration Statement. These materials will be included in a pre-effective amendment to the Registration Statement that the Trust intends to file in the near future.

If you have any questions or comments concerning this submission or require any additional information, please call me at (202) 729-7477. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ John J. Mahon

John J. Mahon